Schedule of investments
Delaware Floating Rate Fund	October 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.08%
New Cotai 5.00% exercise price $0.40, maturity date 2/2/27 =	222,416	$ 414,255
Total Convertible Bond (cost $213,498)		414,255

Corporate Bonds — 3.89%
Communication Services — 1.21%
Altice France 144A 5.50% 10/15/29 #	1,500,000	1,032,968
CCO Holdings 144A 4.50% 8/15/30 #	1,000,000	803,165
CMG Media 144A 8.875% 12/15/27 #	417,000	322,562
Consolidated Communications
144A 5.00% 10/1/28 #	1,000,000	754,155
144A 6.50% 10/1/28 #	1,000,000	792,000

Directv Financing 144A 5.875% 8/15/27 #	500,000	438,585
DISH DBS 144A 5.25% 12/1/26 #	500,000	404,263
Gray Escrow II 144A 5.375% 11/15/31 #	500,000	315,556
Gray Television 144A 7.00% 5/15/27 #	750,000	636,720
Sirius XM Radio 144A 4.125% 7/1/30 #	1,625,000	1,291,875
		6,791,849
Consumer Discretionary — 0.42%
Carnival 144A 6.00% 5/1/29 #	595,000	503,142
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	2,000,000	1,825,483
		2,328,625
Energy — 0.24%
Hilcorp Energy I
144A 6.00% 2/1/31 #	305,000	268,316
144A 6.25% 4/15/32 #	698,000	610,391

USA Compression Partners 6.875% 4/1/26	500,000	486,072
		1,364,779
Financials — 0.27%
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	475,000	419,588
Ford Motor Credit 2.90% 2/16/28	500,000	425,857
Jones Deslauriers Insurance Management 144A 10.50% 12/15/30 #	670,000	665,607
SVB Financial Group 4.10% 2/15/31 ‡, ψ	75,000	1,202
		1,512,254
Healthcare — 0.32%
CHS 144A 5.25% 5/15/30 #	1,000,000	711,089
DaVita 144A 4.625% 6/1/30 #	1,000,000	784,520
NQ- 215 [1023] 1223 (3265825)    1

Schedule of investments
Delaware Floating Rate Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Heartland Dental 144A 8.50% 5/1/26 #	322,000	$ 293,382
		1,788,991
Industrials — 0.81%
AerCap Holdings 5.875% 10/10/79 μ	150,000	140,939
Azul Secured Finance
144A 11.50% 5/28/29 #	883,064	735,118
144A 11.93% 8/28/28 #	1,500,000	1,459,311

TransDigm 144A 6.875% 12/15/30 #	1,460,000	1,411,134
United Rentals North America 3.875% 2/15/31	1,000,000	824,279
		4,570,781
Information Technology — 0.05%
CommScope Technologies 144A 6.00% 6/15/25 #	500,000	300,753
		300,753
Materials — 0.23%
First Quantum Minerals 144A 8.625% 6/1/31 #	1,000,000	845,351
Mauser Packaging Solutions Holding 144A 7.875% 8/15/26 #	500,000	468,810
		1,314,161
Utilities — 0.34%
Calpine 144A 5.00% 2/1/31 #	1,725,000	1,393,080
Vistra 144A 7.00% 12/15/26 #, μ, ψ	550,000	501,207
		1,894,287
Total Corporate Bonds (cost $23,468,435)		21,866,480

Loan Agreements — 91.09%
Advantage Sales & Marketing Tranche B-1 10.176% (SOFR03M + 4.76%) 10/28/27 •	1,309,935	1,241,163
Air Canada 9.128% (SOFR03M + 3.76%) 8/11/28 •	1,341,936	1,341,576
Amentum Government Services Holdings Tranche 3 9.335% (SOFR01M + 4.00%) 2/15/29 •	2,815,572	2,761,902
American Airlines 10.427% (SOFR03M + 5.01%) 4/20/28 •	9,967,500	10,121,548
AmWINS Group
7.689% (SOFR01M + 2.36%) 2/19/28 •	2,639,173	2,620,203
8.189% (SOFR01M + 2.86%) 2/19/28 •	3,729,686	3,726,422

Amynta Agency Borrower 10.424% (SOFR01M + 5.10%) 2/28/28 •	8,613,412	8,623,413
Applied Systems 2nd Lien 12.14% (SOFR03M + 6.75%) 9/17/27 •	7,882,817	7,935,372
2    NQ- 215 [1023] 1223 (3265825)

(Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)

Aramark Services Tranche B-6 7.939% (SOFR01M + 2.61%) 6/22/30 •	498,750	$ 499,581
Arches Buyer 8.674% (SOFR01M + 3.35%) 12/6/27 •	1,462,462	1,422,896
Arsenal Aic Parent Tranche B 9.879% (SOFR01M + 4.50%) 8/19/30 •	7,350,000	7,345,406
AssuredPartners
8.939% (SOFR01M + 3.61%) 2/12/27 •	2,967,126	2,946,418
8.939% (SOFR01M + 3.61%) 2/12/27 •	2,904,733	2,882,584
8.824% (SOFR01M + 3.50%) 2/12/27 •	972,532	965,137
9.074% (SOFR01M + 3.75%) 2/12/27 •	791,105	788,880

AthenaHealth Group 8.577% (SOFR01M + 3.25%) 2/15/29 •	3,544,425	3,434,767
Bausch & Lomb
8.755% (SOFR03M + 3.35%) 5/10/27 •	5,648,323	5,414,545
9.324% (SOFR01M + 4.00%) 9/14/28 •	5,875,000	5,702,422

Bausch Health 10.689% (SOFR01M + 5.35%) 2/1/27 •	4,561,893	3,579,457
Berry Global 7.20% (SOFR01M + 1.86%) 7/1/29 •	1,052,379	1,044,404
BMC Software 2nd Lien 10.939% (SOFR01M + 5.61%) 2/27/26 •	2,210,534	2,201,785
Caesars Entertainment Tranche B 8.674% (SOFR01M + 3.35%) 2/6/30 •	1,915,375	1,911,035
Calpine
7.439% (SOFR01M + 2.11%) 4/5/26 •	2,462,755	2,463,499
7.939% (SOFR01M + 2.61%) 12/16/27 •	2,079,990	2,080,470

Carnival Tranche B 8.689% (SOFR01M + 3.36%) 10/18/28 •	8,072,666	7,938,119
Castlelake Aviation One DAC
8.421% (SOFR03M + 3.01%) 10/22/26 •	1,029,428	1,028,785
8.421% (SOFR03M + 3.01%) 10/22/27 •	1,375,669	1,373,827

Charter Communications Operating Tranche B-2 7.133% (SOFR03M + 1.75%) 2/1/27 •	7,595,604	7,585,244
Chemours Tranche B-3 8.824% (SOFR01M + 3.50%) 8/18/28 •	5,850,000	5,689,125
Clarios Global 9.074% (SOFR01M + 3.75%) 5/6/30 •	5,350,000	5,348,331
Clear Channel Outdoor Holdings Tranche B 9.145% (SOFR03M + 3.76%) 8/21/26 •	2,604,770	2,509,534
Clydesdale Acquisition Holdings Tranche B 9.599% (SOFR01M + 4.28%) 4/13/29 •	2,560,392	2,481,294
CNT Holdings I 2nd Lien 12.176% (SOFR03M + 6.75%) 11/6/28 •	5,288,761	5,301,983
Connect US Finco 8.824% (SOFR01M + 3.50%) 12/11/26 •	6,352,052	6,209,131
NQ- 215 [1023] 1223 (3265825)    3

Schedule of investments
Delaware Floating Rate Fund   (Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)

Consolidated Communications Tranche B-1 8.939% (SOFR01M + 3.61%) 10/2/27 •	11,140,820	$ 10,066,199
Coral US Co-Borrower Tranche B-6 8.449% (SOFR01M + 3.11%) 10/15/29 •	2,774,524	2,757,183
Covanta Holding Tranche B 8.332% (SOFR01M + 3.00%) 11/30/28 •	1,860,465	1,848,547
Covanta Holding Tranche C 8.332% (SOFR01M + 3.00%) 11/30/28 •	139,535	138,641
CP Atlas Buyer Tranche B 9.174% (SOFR01M + 3.85%) 11/23/27 •	5,963,349	5,531,006
CSC Holdings
7.949% (SOFR01M + 2.60%) 4/15/27 •	3,403,479	3,078,287
9.835% (SOFR01M + 4.50%) 1/18/28 •	5,100,733	4,771,312

Cumulus Media New Holdings 9.434% (SOFR03M + 4.01%) 3/31/26 •	6,356,196	5,127,334
Delta Air Lines 9.166% (SOFR03M + 3.75%) 10/20/27 •	1,991,331	2,041,736
Derby Buyer TBD 10/11/30 X	4,885,000	4,885,000
Directv Financing 10.439% (SOFR01M + 5.11%) 8/2/27 •	6,797,863	6,624,273
Dynasty Acquisition Tranche B-1 9.324% (SOFR01M + 4.00%) 8/24/28 •	2,045,872	2,025,733
Dynasty Acquisition Tranche B-2 9.324% (SOFR01M + 4.00%) 8/24/28 •	876,803	868,171
Electron Bidco 8.439% (SOFR01M + 3.11%) 11/1/28 •	2,381,726	2,360,700
Endo Luxembourg Finance I 14.50% 3/27/28	4,239,268	2,882,702
Entegris Tranche B 7.89% (SOFR03M + 2.50%) 7/6/29 •	735,594	736,974
Epicor Software Tranche D 9.074% (SOFR01M + 3.75%) 7/30/27 •	1,465,000	1,469,212
Evertec Group Tranche B TBD 10/12/30 X	4,400,000	4,394,500
Form Technologies 1st Lien 14.517% (SOFR03M + 9.10%) 10/22/25 •	5,493,730	4,147,766
Form Technologies Tranche B 10.017% (SOFR03M + 4.60%) 7/22/25 •	6,492,119	6,086,361
Frontier Communications Tranche B 9.189% (SOFR01M + 3.86%) 10/8/27 •	10,132,307	9,798,782
Gates Global Tranche B-3 7.924% (SOFR01M + 2.60%) 3/31/27 •	2,214,761	2,213,722
Generation Bridge Northeast Tranche B 9.574% (SOFR01M + 4.25%) 8/7/29 •	5,355,435	5,368,823
Gip Pilot Acquisition Partners 8.388% (SOFR03M + 3.00%) 10/4/30 •	2,930,000	2,930,000
Gray Television Tranche E 7.929% (SOFR01M + 2.61%) 1/2/26 •	2,685,000	2,681,365
GTCR W Merger Sub Tranche B TBD 9/20/30 X	4,950,000	4,919,949
4    NQ- 215 [1023] 1223 (3265825)

(Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)

Guardian US Holdco 9.389% (SOFR03M + 4.00%) 1/31/30 •	2,683,275	$ 2,682,438
Hamilton Projects Acquiror 9.939% (SOFR01M + 4.61%) 6/17/27 •	9,172,894	9,155,695
Heartland Dental 10.335% (SOFR01M + 5.00%) 4/28/28 •	8,771,743	8,527,389
Hexion Holdings 1st Lien 10.033% (SOFR03M + 4.65%) 3/15/29 •	3,209,375	2,979,102
Hexion Holdings 2nd Lien 12.864% (SOFR01M + 7.54%) 3/15/30 •	8,150,000	6,652,437
HomeServe USA Holdings 7.834% (SOFR01M + 2.50%) 10/21/30 •	3,910,000	3,900,225
HUB International 9.365% (SOFR03M + 4.00%) 11/10/29 •	1,950,263	1,950,060
HUB International 9.662% (SOFR02M + 4.25%) 6/20/30 •	6,421,154	6,426,535
Hunter Douglas Holding Tranche B-1 8.891% (SOFR03M + 3.50%) 2/26/29 •	5,625,071	5,322,724
INDICOR 9.89% (SOFR03M + 4.50%) 11/22/29 •	8,218,700	8,211,854
Isolved 9.484% (SOFR03M + 4.00%) 10/15/30 •	5,000,000	5,009,375
Jazz Financing Lux 8.939% (SOFR01M + 3.61%) 5/5/28 •	1,212,853	1,214,200
Jones DesLauriers Insurance Management 1st Lien 9.615% (SOFR03M + 4.25%) 3/15/30 •	7,815,000	7,818,243
Lackawanna Energy Center Tranche B2 10.324% (SOFR01M + 5.00%) 8/6/29 •	4,512,500	4,461,734
Lackawanna Energy Center Tranche C 10.324% (SOFR01M + 5.00%) 7/20/29 •	976,190	965,208
LSF9 Atlantis Holdings Tranche B 12.64% (SOFR03M + 7.25%) 3/31/29 •	4,903,942	4,606,641
MajorDrive Holdings IV 9.652% (SOFR03M + 4.26%) 6/1/28 •	6,407,328	6,241,807
Mamba Purchaser 8.689% (SOFR01M + 3.36%) 10/16/28 •	2,782,625	2,761,755
Mamba Purchaser 2nd Lien 11.939% (SOFR01M + 6.61%) 10/15/29 •	950,000	931,000
Medline Borrower 8.689% (SOFR01M + 3.36%) 10/23/28 •	3,201,250	3,183,060
Mermaid Bidco Tranche B-2 9.901% (SOFR03M + 4.50%) 12/22/27 •	4,197,438	4,197,438
Mileage Plus Holdings 10.798% (SOFR03M + 5.40%) 6/21/27 •	6,851,437	7,068,402
Naked Juice 2nd Lien 11.49% (SOFR03M + 6.10%) 1/24/30 •	2,000,000	1,630,500
Ncr Atleos Tranche B 10.176% (SOFR01M + 4.85%) 3/27/29 •	1,955,000	1,877,207
NQ- 215 [1023] 1223 (3265825)    5

Schedule of investments
Delaware Floating Rate Fund   (Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)

Northwest Fiber 1st Lien Tranche B-2 9.243% (SOFR03M + 3.86%) 4/30/27 •	11,410,059	$ 11,278,638
Numericable U.S. Tranche B14 10.894% (SOFR03M + 5.50%) 8/15/28 •	3,771,455	3,357,772
Olympus Water US Holding
9.402% (SOFR01M + 4.01%) 11/9/28 •	2,410,433	2,354,993
9.99% (SOFR03M + 4.60%) 11/9/28 •	1,970,000	1,938,809
10.39% (SOFR03M + 5.00%) 11/9/28 •	3,850,000	3,829,787

Omnia Partners 9.628% (SOFR03M + 4.25%) 7/19/30 •	2,682,964	2,683,970
Parkway Generation Tranche B 10.395% (SOFR03M + 5.01%) 2/16/29 •	7,017,447	6,782,363
Parkway Generation Tranche C 10.395% (SOFR03M + 5.01%) 2/16/29 •	915,900	885,217
Peer Holding III TBD 10/19/30 X	6,350,000	6,326,187
PetsMart 9.174% (SOFR01M + 3.85%) 2/11/28 •	4,393,108	4,349,568
PG&E Tranche B 8.439% (SOFR01M + 3.11%) 6/23/25 •	9,349,770	9,353,669
Pilot Travel Centers Tranche B 7.424% (SOFR01M + 2.10%) 8/4/28 •	1,229,903	1,230,543
PMHC II 9.807% (SOFR03M + 4.40%) 4/23/29 •	7,683,722	7,009,598
Pre Paid Legal Services 2nd Lien 12.439% (SOFR01M + 7.11%) 12/14/29 •	1,655,000	1,497,775
Pretium PKG Holdings 2nd Lien 12.195% - 12.206% (SOFR01M + 6.86%) 10/1/29 •	3,600,000	1,597,500
Quartz Acquireco 8.827% (SOFR01M + 3.50%) 6/28/30 •	5,120,000	5,120,000
Quikrete Holdings 1st Lien 8.064% (SOFR01M + 2.74%) 2/1/27 •	1,027,023	1,026,644
RealPage 2nd Lien 11.931% (SOFR01M + 6.61%) 4/23/29 •	4,315,000	4,310,279
Scientific Games Holdings 8.914% (SOFR03M + 3.50%) 4/4/29 •	1,462,613	1,441,816
Scientific Games International Tranche B 8.435% (SOFR01M + 3.10%) 4/13/29 •	3,586,839	3,587,481
Setanta Aircraft Leasing DAC 7.652% (SOFR03M + 2.00%) 11/5/28 •	1,256,107	1,257,023
Sinclair Television Group Tranche B-2 7.939% (SOFR01M + 2.61%) 9/30/26 •	293,557	247,872
Sinclair Television Group Tranche B-3 8.439% (SOFR01M + 3.11%) 4/1/28 •	723,261	522,233
Sinclair Television Group Tranche B-4 9.174% (SOFR01M + 3.85%) 4/21/29 •	7,417,443	5,113,400
SPX Flow 9.924% (SOFR01M + 4.60%) 4/5/29 •	5,223,424	5,185,063
SS&C Technologies Holdings Tranche B-5 7.189% (SOFR01M + 1.86%) 4/16/25 •	1,559,230	1,560,205
6    NQ- 215 [1023] 1223 (3265825)

(Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)

SS&C Technologies Holdings Tranche B-6 7.674% (SOFR01M + 2.35%) 3/22/29 •	481,814	$ 481,976
SS&C Technologies Holdings Tranche B-7 7.674% (SOFR01M + 2.35%) 3/22/29 •	763,235	763,493
Standard Industries 7.953% (SOFR01M + 2.61%) 9/22/28 •	1,245,993	1,249,341
Staples Tranche B-1 10.634% (SOFR03M + 5.00%) 4/16/26 •	8,184,472	7,044,940
Stars Group Holdings 7.902% (SOFR03M + 2.51%) 7/21/26 •	1,199,326	1,200,007
Swf Holdings I 9.439% (SOFR01M + 4.11%) 10/6/28 •	5,979,542	4,915,680
TerraForm Power Operating 7.99% (SOFR03M + 2.60%) 5/21/29 •	7,713,750	7,658,304
Terrier Media Buyer Tranche B 8.99% (SOFR03M + 3.60%) 12/17/26 •	5,486,545	4,966,695
TransDigm Tranche I 8.64% (SOFR03M + 3.25%) 8/24/28 •	1,216,434	1,216,201
UKG 2nd Lien 10.764% (SOFR03M + 5.35%) 5/3/27 •	11,500,000	11,496,412
United Airlines Tranche B 9.189% (SOFR01M + 3.86%) 4/21/28 •	5,517,541	5,543,981
USI
8.64% (SOFR03M + 3.25%) 9/27/30 •	1,980,000	1,972,987
9.14% (SOFR03M + 3.75%) 11/22/29 •	2,795,824	2,795,169

USI TBD 9/14/30 X	4,900,000	4,882,644
Vantage Specialty Chemicals 1st Lien 10.085% (SOFR01M + 4.75%) 10/26/26 •	3,763,066	3,621,951
Viasat 9.824% (SOFR01M + 4.50%) 3/2/29 •	6,058,976	5,609,600
Viasat TBD 5/30/30 X	2,935,000	2,731,751
Virgin Media Bristol Tranche Y 8.79% (SOFR03M + 3.35%) 3/31/31 •	2,858,000	2,802,984
Vistra Operations 7.189% (SOFR01M + 1.86%) 12/31/25 •	2,654,224	2,656,159
Wand NewCo 3 Tranche B-1 8.174% (SOFR01M + 2.85%) 2/5/26 •	1,462,403	1,461,580
White Cap Buyer 9.074% (SOFR01M + 3.75%) 10/19/27 •	5,256,874	5,228,498
Zekelman Industries 7.449% (SOFR01M + 2.11%) 1/24/27 •	1,599,569	1,598,237
Total Loan Agreements (cost $519,000,766)		511,796,560
NQ- 215 [1023] 1223 (3265825)    7

Schedule of investments
Delaware Floating Rate Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stock — 0.03%
Consumer Discretionary — 0.03%
Studio City International Holdings ADR †	29,695	$ 148,475
Total Common Stock (cost $89,260)		148,475

Exchange-Traded Fund — 2.40%
Invesco Senior Loan ETF	649,000	13,499,200
Total Exchange-Traded Fund (cost $14,195,706)		13,499,200
	Principal amount°
Municipal Bond — 0.07%
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	489,359	400,051
Total Municipal Bond (cost $463,695)		400,051
	Number of shares
Short-Term Investments — 7.51%
Money Market Mutual Funds — 7.51%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	10,554,774	10,554,774
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.24%)	10,554,774	10,554,774
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.39%)	10,554,774	10,554,774
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.25%)	10,554,774	10,554,774
Total Short-Term Investments (cost $42,219,096)		42,219,096
Total Value of Securities—105.07% (cost $599,650,456)		590,344,117

Liabilities Net of Receivables and Other Assets—(5.07%)		(28,495,473)
Net Assets Applicable to 71,450,013 Shares Outstanding—100.00%		$561,848,644
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
8    NQ- 215 [1023] 1223 (3265825)

(Unaudited)
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2023, the aggregate value of Rule 144A securities was $19,988,131, which represents 3.56% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
ψ	Perpetual security. Maturity date represents next call date.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2023. Rate will reset at a future date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after October 31, 2023, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at October 31, 2023:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Omnia Partners TBD 9.568% 7/19/30 X	$252,036	$250,395	$252,131	$1,735
NQ- 215 [1023] 1223 (3265825)    9

Schedule of investments
Delaware Floating Rate Fund   (Unaudited)
Summary of abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR02M – Secured Overnight Financing Rate 2 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
USD – US Dollar
10    NQ- 215 [1023] 1223 (3265825)